Group information (Details)		12 Months Ended
	Aug. 04, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		98.53%	98.22%	98.20%	97.85%
Minority shareholders interest (as a percent)		1.47%	1.78%
Adventure and Nature Network Pvt. Ltd
Joint Venture
Equity interest in joint venture (as a percent)		50.00%	50.00%
THCL Travel Holding Cyprus Limited
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Yatra USA Corp | Terrapin 3's founder stockholders
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Yatra USA Corp | Terrapin 3's founder stockholders | Class F Shares
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		31.74%
Voting right (as a percent)		0.00%
Yatra USA, LLC
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Asia Consolidated DMC Pte. Ltd
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Middle East Travel Management Company Private Limited
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Yatra Online Private Limited
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		98.53%	98.22%
Yatra Corporate Hotel Solutions Private Limited
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		98.53%	98.22%
TSI Yatra Private Limited
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		98.53%	98.22%
Yatra TG Stays Private Limited
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		98.53%	98.22%
Yatra Hotel Solutions Private Limited
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		98.53%	98.22%
Air Travel Bureau Limited
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		98.53%	98.22%
Percentage of acquired shareholding	51.00%
Remaining obligation to acquire shareholding (as a percent)	49.00%
TCIL
Information about group subsidiaries
Equity interest in subsidiary (as a percent)		98.53%
Remaining obligation to acquire shareholding (as a percent)		100.00%